Summary of Significant Accounting Policies - Summary Of Condensed Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets, Current [Abstract]
Cash and cash equivalents	¥ 817,719	$ 128,318		¥ 1,061,962	¥ 964,476
Restricted cash	667,664	104,771		261,387	¥ 329,676
Short-term Investments	1,969,362	309,036		1,193,160
Accounts receivable	643,843	101,033		539,791
Current contract assets	563,611	88,443		824,544
Total current assets	5,033,042	789,793		4,532,737
Non-current assets
Non-current contract assets	29,889	4,690		24,006
Intangible assets, net	56,753	8,906		53,034
Total non-current assets	217,557	34,140		172,318
Total assets	5,250,599	823,933		4,705,055
Current liabilities
Insurance premium payables	685,028	107,496		607,326
Deferred revenue	803	126	¥ 0	22,017
Accrued expenses and other current liabilities	498,752	78,265		595,606
Total current liabilities	1,249,145	196,018		1,271,289
Total non-current liabilities	28,028	4,398		253,454
Total liabilities	1,277,173	$ 200,416		1,524,743
VIE [Member]
Assets, Current [Abstract]
Cash and cash equivalents	731,189			755,941
Restricted cash	667,664			253,557
Short-term Investments	351,451			274,390
Accounts receivable	635,235			536,644
Current contract assets	563,611			824,544
Other current assets	316,489			620,710
Total current assets	3,265,639			3,265,786
Non-current assets
Non-current contract assets	29,889			24,006
Intangible assets, net	53,202			49,406
Deferred tax assets	11,840
Other non-current assets	57,154			33,828
Total non-current assets	152,085			107,240
Total assets	3,417,724			3,373,026
Current liabilities
Insurance premium payables	685,028			607,326
Deferred revenue	803			22,017
Accrued expenses and other current liabilities	413,438			447,211
Current lease liabilities	16,452			10,594
Total current liabilities	1,115,721			1,087,148
Total non-current liabilities	26,047			233,501
Total liabilities	¥ 1,141,768			¥ 1,320,649